Condensed Consolidated Balance Sheets (LendingClub Corp) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 446,632	$ 322,441	$ 485,559
Property, equipment and software, net	17,749	19,322	28,511
Total assets	6,373,118	6,821,947	7,758,149
Liabilities and Stockholders’ Equity
Total liabilities	56,169	1,060	107,963
Stockholders’ Equity
Common stock, value	2,233,182	2,233,182	2,165,405
Additional paid-in capital	29,698,025	29,698,025	26,025,071
Accumulated deficit	(25,614,258)	(25,110,319)	(20,381,450)
Total stockholders’ equity	6,316,949	6,820,887	7,650,186
Total liabilities and stockholders’ equity	6,373,118	6,821,947	7,758,149
LendingClub Corp [Member]
Assets
Cash and cash equivalents	534,451,000	515,602,000	623,531,000
Restricted cash	148,890,000	177,810,000	80,733,000
Securities available for sale at fair value	246,940,000	287,137,000	297,211,000
Loans at fair value (includes $2,351,103, $2,600,422 and 3,022,001 from consolidated trust, respectively)	4,026,755,000	4,311,984,000	4,556,081,000
Loans held for sale at fair value	9,409,000	9,048,000
Accrued interest receivable (includes $20,570, $24,037 and 24,477 from consolidated trust, respectively)	35,644,000	40,299,000	38,081,000
Property, equipment and software, net	92,290,000	89,263,000	55,930,000
Intangible assets, net	25,049,000	26,211,000	30,971,000
Goodwill	35,633,000	35,633,000	72,683,000
Other assets	77,079,000	69,644,000	38,413,000
Total assets	5,232,140,000	5,562,631,000	5,793,634,000
Liabilities and Stockholders’ Equity
Accounts payable	7,470,000	10,889,000	5,542,000
Accrued interest payable (includes $22,994, $26,839 and 26,719 from consolidated trust, respectively)	38,422,000	43,574,000	40,244,000
Accrued expenses and other liabilities	83,338,000	85,619,000	61,243,000
Payable to investors	96,131,000	125,884,000	73,162,000
Notes and certificates at fair value (includes $2,364,563, $2,616,023 and 3,034,586 from consolidated trust, respectively)	4,034,357,000	4,320,895,000	4,571,583,000
Total liabilities	4,259,718,000	4,586,861,000	4,751,774,000
Stockholders’ Equity
Common stock, value	4,051,000	4,003,000	3,797,000
Additional paid-in capital	1,253,910,000	1,226,206,000	1,127,952,000
Accumulated deficit	(265,428,000)	(234,187,000)	(88,218,000)
Treasury stock	(19,485,000)	(19,485,000)
Accumulated other comprehensive loss	(626,000)	(767,000)	(1,671,000)
Total stockholders’ equity	972,422,000	975,770,000	1,041,860,000
Total liabilities and stockholders’ equity	$ 5,232,140,000	$ 5,562,631,000	$ 5,793,634,000